Income Taxes - Components of Income (Loss) before Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 PRC (excluding HK SAR and Macau) [Member] CNY	Dec. 31, 2013 PRC (excluding HK SAR and Macau) [Member] CNY	Dec. 31, 2012 PRC (excluding HK SAR and Macau) [Member] CNY	Dec. 31, 2014 Cayman Islands and BVI [Member] CNY	Dec. 31, 2013 Cayman Islands and BVI [Member] CNY	Dec. 31, 2012 Cayman Islands and BVI [Member] CNY	Dec. 31, 2014 HKSAR [Member] CNY	Dec. 31, 2013 HKSAR [Member] CNY	Dec. 31, 2012 HKSAR [Member] CNY	Dec. 31, 2014 United Kingdom [Member] CNY	Dec. 31, 2014 United States [Member] CNY	Dec. 31, 2013 United States [Member] CNY
Schedule Of Income Tax Expense [Line Items]
Income (loss) before income taxes	$ (5,478,911)	(33,994,449)	90,158,079	8,264,463	43,535,268	112,936,180	8,760,488	(51,077,743)	(20,986,291)	(481,547)	(380,901)	(615,633)	(14,478)	(2,256,839)	(23,814,234)	(1,176,177)